5. Bank Premises and Equipment (Details 2) (USD $)	Dec. 31, 2014
Property, Plant and Equipment [Abstract]
2015	$ 129,755
2016	129,755
2017	133,255
2018	138,155
2019	138,155
Subsequent to 2019	144,345
Total minimum lease payments	813,420
Less amount representing interest	(173,876)
Present value of net minimum lease payments	$ 639,544